Intangible assets and property, plant and equipment - Property, plant and equipment (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021 EUR (€) item
Property, plant and equipment
Property, plant and equipment, net	€ 17,799	€ 23,719
Thereof pledged assets of Property, Plant and Equipment	€ 310	€ 12,261
Number of pledged 3D printers | item	3	5
Self constructed 3D printers	€ 1,212	€ 1,896
Land, buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment, net	12,038	18,048
Production equipment
Property, plant and equipment
Property, plant and equipment, net	4,900	4,329
Other PPE
Property, plant and equipment
Property, plant and equipment, net	784	894
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment, net	€ 77	€ 448